STOCK OPTION (Details Narrative) - shares		6 Months Ended	12 Months Ended
	Jul. 14, 2020	Jun. 30, 2021	Dec. 31, 2020
STOCK OPTIONS
Total stock options granted	1,800,000	1,825,000	1,800,000
Stock options to employees and consultants term	10 years	10 years
Stock options granted outstanding common stock shares percentage	10.00%
Options granted exercisable term	4 years